Deferred share units (DSUs) (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Share Units Dsus Schedule Of Deferred Share Units
DSU common shares	468,750
Deferred share units	$ 1,436	$ 1,371
Compensation expense	$ 508	$ 325